Consolidated statement of other comprehensive income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net profit for the year	S/ 383,549	S/ 1,450,115	S/ 1,091,394
Other comprehensive income that will not be reclassified to the consolidated statement of income in subsequent periods:
Revaluation of gains on equity instruments at fair value through other comprehensive income	8,176	116,672	41,398
Income Tax	(36)	219	26
Total unrealized gain that will not be reclassified to the consolidated statement of income	8,140	116,891	41,424
Other comprehensive income to be reclassified to the consolidated statement of income in subsequent periods:
Net movement of debt instruments at fair value through other comprehensive income	635,669	1,263,135	(478,005)
Income Tax	(2,643)	7,878	6,309
Other Comprehensive Income Net Of Tax Financial Assets Measured At Fair Value Through Other Comprehensive Income	633,026	1,271,013	(471,696)
Insurance premiums reserve	(332,536)	(1,001,073)	750,794
Net movement of cash flow hedges	(17,968)	(63,938)	38,453
Income Tax	3,559	13,052	(10,335)
Total	(14,409)	(50,886)	28,118
Translation of foreign operations	76,935	(14,507)	26,589
Total unrealized gain to be reclassified to the consolidated statement of income in subsequent periods	363,016	204,547	333,805
Total other comprehensive income for the year, net of Income Tax	754,705	1,771,553	1,466,623
Attributable to:
IFS's shareholders	752,973	1,762,477	1,460,736
Non-controlling interest	1,732	9,076	5,887
Total other comprehensive income for the year, net of Income Tax	S/ 754,705	S/ 1,771,553	S/ 1,466,623